Related-Party Balances and Transactions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total current	R$ 319,546	R$ 261,280
Accounts receivable, noncurrent	908,875	935,272
Total receivables	1,228,421	1,196,552
Total	1,228,421	1,196,552
Liabilities	44,037,376	31,613,581
Agreement For The Installment Payment Of Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, noncurrent	1,361	1,361
GESP Agreement - 2015 [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, noncurrent	907,514	933,911
Sanitation services [Member]
IfrsStatementLineItems [Line Items]
Total	123,121	120,378
Reimbursement For Retirement And Pension Benefits Paid [Member]
IfrsStatementLineItems [Line Items]
Total	1,105,300	1,076,174
Interest on capital payable [Member]
IfrsStatementLineItems [Line Items]
Liabilities	458,985	420,564
Sanitation services [Member]
IfrsStatementLineItems [Line Items]
Total current	173,466	169,515
Allowance For Loss [Member]
IfrsStatementLineItems [Line Items]
Total current	(51,706)	(50,498)
Monthly Flow (Payments) [Member]
IfrsStatementLineItems [Line Items]
Total current	84,973	36,241
GESP Agreement - 2015 [Member]
IfrsStatementLineItems [Line Items]
Total current	R$ 112,813	R$ 106,022